Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities
Schedule of fair value measurements of assets recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis

		December 31, 2025
		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
U.S government agencies	$2,454	$—	$2,454	$—
Subordinated notes	20,909	—	20,909	—
State and municipal obligation	210,841	—	210,841	—

		December 31, 2024
		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
U.S government agencies	$12,254	$—	$12,254	$—
Subordinated notes	24,118	—	24,118	—
State and municipal obligation	204,259	—	204,259	—

Schedule of fair value measurements of assets recognized in the accompanying consolidated balance sheets measured at fair value on a non-recurring basis

December 31, 2025
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Collateral dependent loans	$673	$—	$—	$673
Foreclosed assets held for sale	2,540	—	—	2,540

December 31, 2024
Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

(In thousands)
Collateral dependent loans	$—	$—	$—	$—
Foreclosed assets held for sale	120	—	—	120

Schedule of information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements

	Fair Value at	Valuation
	12/31/25	Technique	Unobservable Inputs	Range
	(In thousand)
Collateral-dependent loans	$673	Market comparable properties	Comparability adjustments past due rents	5% – 10%
Foreclosed assets held for sale	2,540	Market comparable properties	Marketability discount	10% – 35%

	Fair Value at	Valuation
	12/31/24	Technique	Unobservable Inputs	Range
(In thousands)
Collateral-dependent loans	$—	Market comparable properties	Comparability adjustments	5% – 10%
Foreclosed assets held for sale	120	Market comparable properties	Marketability discount	10% – 35%

Schedule of estimated fair values of company's financial instruments

		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Significant	Significant
		Identical	Other	Unobservable
	Carrying	Assets	Observable Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
December 31, 2025
Financial assets
Cash and cash equivalents	$46,528	$46,528	$—	$—
Loans, net of allowance	487,298	—	—	473,747
Federal Home Loan Bank stock	4,030	—	4,030	—
Accrued interest receivable	3,982	—	3,982	—

Financial liabilities
Deposits	$641,366	$—	$642,416	$—
Securities sold under repurchase agreements	29,403	—	29,403	—
Federal Home Loan Bank Advances	75,000	—	75,464	—
Subordinated debentures	23,909	—	23,393	—
Interest payable	612	—	612	—

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Amount	(Level 1)	(Level 2)	(Level 3)

	(In thousands)
December 31, 2024
Financial assets
Cash and cash equivalents	$19,608	$19,608	$—	$—
Loans, net of allowance	486,945	—	—	466,951
Federal Home Loan Bank stock	4,026	—	4,026	—
Accrued interest receivable	4,322	—	4,322	—

Financial liabilities
Deposits	$613,494	$—	$614,869	$—
Securities sold under repurchase agreements	30,494	—	30,494	—
Federal Home Loan Bank Advances	75,000	—	74,728	—
Subordinated debentures	23,847	—	24,386	—
Interest payable	831	—	831	—